DERIVATIVE FINANCIAL INSTRUMENTS - Debt conversion share adjustment obligations (Details)		1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 24, 2025 USD ($) agreement shares	Dec. 31, 2024 USD ($) agreement	Nov. 30, 2024 agreement $ / shares	Sep. 30, 2024 agreement $ / shares	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($)	Dec. 31, 2023 USD ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Issuance of common stock (in shares) | shares						7,969,232
Derivative liabilities | $		$ 4,229,478				$ 4,229,478	$ 395,619	$ 0
Share Reset Derivative Liability
DERIVATIVE FINANCIAL INSTRUMENTS
Number of conversion agreements | agreement	5			5
Number of conversion agreements with related parties | agreement				3
Threshold trading days prior to reset date				5 days
Minimum reset price				$ 1.25
Threshold period for computation of reset date from the date of conversion agreement				6 months
Conversion price				$ 2
Issuance of common stock (in shares) | shares	2,737,168				2,737,168
Derivative liabilities | $	$ 1,712,005
Share Reset Derivative Liability | First Reset Shares
DERIVATIVE FINANCIAL INSTRUMENTS
Threshold trading days prior to reset date				5 days
Minimum reset price				$ 1.25
Conversion price				$ 2
Period for reset date from filing of registration statement				126 days
Share Reset Derivative Liability | Second Reset Shares
DERIVATIVE FINANCIAL INSTRUMENTS
Threshold trading days prior to reset date				5 days
Minimum reset price				$ 1.25
Conversion price				$ 2
Period for reset date from filing of registration statement				252 days
Share Reset Derivative Liability | Make Whole Payment
DERIVATIVE FINANCIAL INSTRUMENTS
Minimum reset price				$ 1.25
November 2024 Consideration Adjustment Derivative Liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Number of conversion agreements | agreement			2
Threshold trading days prior to reset date			5 days
Minimum reset price			$ 1.25
Threshold period for computation of reset date from the date of conversion agreement			90 days
Conversion price			$ 1.25
December 2024 Consideration Adjustment Derivative Liability
DERIVATIVE FINANCIAL INSTRUMENTS
Number of conversion agreements | agreement		1
Threshold period for computation of reset date from the date of conversion agreement		90 days
Period over which converted shares can be sold		20 days
Maximum percentage of converted shares		5.00%
SEPA Derivative Liability
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative liabilities | $		$ 65,114				$ 65,114